10-K Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Reporting
The condensed consolidated financial statements are prepared in accordance with U.S. GAAP, and pursuant to the rules and regulations of the SEC. In the opinion of management, the information furnished herein reflects all adjustments necessary for a fair statement of the financial position and results of operations for the interim periods presented. Certain information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Results for interim periods should not be considered indicative of results for the full year.
The Unaudited Condensed Consolidated Financial Statements presented herein have been prepared by the Company in accordance with the accounting policies described in its December 31, 2022 Consolidated Financial Statements and should be read in conjunction with the Notes to Consolidated Financial Statements which appear herein.
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of Electriq, its wholly-owned subsidiaries and its 80% owned subsidiary for which it has controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation.
The Company’s revenues, expenses, assets and liabilities are primarily denominated in U.S. dollars, and as a result, the Company has adopted the U.S. dollar as its functional and reporting currency.
Going Concern
The accompanying unaudited condensed consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. Through June 30, 2023, the Company has incurred recurring losses from operations and negative operating cash flows, and as of June 30, 2023 has recorded an accumulated deficit and a working capital deficit of $98,504,784 and $25,861,351, respectively. In December 2022, the Company received a notice from its major customer, Kohler Co. (“White-Label Provider”), of its intent to terminate its contract. While the Company has continuously asserted that it has not breached the agreement, on May 19, 2023, it entered into a settlement with the customer. As a result, the Company experienced a significant decline in revenue during the three and six months ended June 30, 2023, which is consistent with its revised forecast for the year ending December 31, 2023. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The continuation of the Company as a going concern is dependent upon improving its profitability through the introduction of new products and service offerings, including the successful execution of its sustainable communities network and microgrid offerings from customer agreements entered into in 2022 and 2023, as well as the continuing financial support from its stockholders or other debt or capital sources. The Company is currently evaluating strategies to obtain the additional required funding in 2023 for its future operations. These strategies include, but are not limited to, obtaining equity financing, issuing debt or entering into financing arrangements. For example, as reflected in Note 1, funds received as part of the Pre-Closing Financings and Notes Conversion Agreements. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stockholders, in the case of equity financing.
These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities and reported expenses that may result if the Company is not able to continue as a going concern.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions include the useful lives of property and equipment; allowances for doubtful accounts; inventory; stock-based compensation; warrants; derivatives; preferred stock; Simple Agreement for Future Equity (“SAFE”) notes; convertible notes; income taxes; and reserves for warranties.
Comprehensive Loss
The Company applies Accounting Standards Codification Topic (“ASC”) Topic 220 (Reporting Comprehensive Income) which requires that all items that are recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The items of other comprehensive income that are typically required to be displayed are foreign currency items, minimum pension liability adjustments, and unrealized gains and losses on certain investments in debt and equity securities. For the three and six months ended June 30, 2023 and 2022, the Company had no unrealized gains or losses.
Segment Information
ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. During the three and six months ended June 30, 2023 and 2022, the Company sold its integrated energy storage systems through its partners and operated as one segment. Therefore, the consolidated information disclosed herein also represents all the financial information related to the Company’s operating segment.
Inventory
Inventory consists entirely of finished goods. The Company’s reserve for inventory obsolescence and slow-moving items was $1,348,621 and $976,881 as of June 30, 2023 and December 31, 2022, respectively. Inventory deposits consist of prepayments to vendors to secure an adequate supply of required future inventory purchases for a limited period of time, as needed. Associated with the settlement with the White-Label Provider, as described in Note 7, during the three months ended June 30, 2023, the Company wrote-off $2,657,281 of specific White-Label Provider related inventory deposits, resulting in a one-time charge to other expense, net, as when the inventory is returned, as per the settlement agreement, the Company will no longer be able to utilize the deposits.
Revenue Recognition
Revenues are recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customers, in an amount the Company expects in exchange for those goods or services. The Company has contracts with customers which cover the products and services to be delivered, and specify the prices for products and services.
The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. The main performance obligations are the provisions of the following: 1) delivery of the Company’s products; 2) installation of Company’s products; and 3) ad-hoc engineering services.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer.
Product net revenue includes sales of energy storage systems and sales of installed energy storage solutions to homeowners.
The Company sells energy storage systems to installers and distributors, for which revenues are recognized at a point in time when control is transferred to the installer or distributor in accordance with the shipping terms, which, in most cases, is upon shipment at the Company’s warehouse shipping dock.
The Company sells installed energy storage solutions to homeowners through licensed installer subcontractors. The licensed installers were determined to be acting as agents on our behalf in these arrangements. Installations typically take up to three months to complete; however, there have been instances where the installation process has extended beyond three months. Revenues from the sale and installation of energy storage solutions are recorded as one performance obligation, as the solutions provided to the homeowners are not distinct in the context of the contract and are recorded following the input method over the life of the project. For each performance obligation satisfied over time, revenue is recognized by measuring the progress toward complete satisfaction of that performance obligation and is applied following a single method of measuring progress that must be applied consistently for similar performance obligations. Total revenue recognized from sales of our installed energy storage solutions was $4,658 and $287,222 in the three months ended June 30, 2023 and 2022, respectively, and $27,185 and $327,782 in the six months ended June 30, 2023 and 2022, respectively, and is included in product net revenue. See Note 3.
Ad-hoc engineering services are recognized at a point in time as the specified service is delivered to the customer.
On March 13, 2023, the Company entered into a multi-year agreement with EverBright, LLC, a subsidiary of a major U.S. clean-energy company to provide the Company financing to support the implementation of sustainable community networks throughout California. The provider company, founded by one of the largest investors in clean energy infrastructure, provides a platform that designs, proposes and finances solar and energy storage projects nationwide. The agreement provides the Company with the exclusive right to install systems for the first 8,000 customers that execute qualifying power purchase agreements under the sustainable community networks program. Following the 30 month anniversary of the arrangement, either party may terminate this agreement upon 60 days prior notice to the other party. The agreement provides that the Company will design and propose systems for approval by the clean-energy company based upon customer agreements with each customer. Upon approval by the clean-energy company, each system is then installed by the Company at a purchase price specified in the agreement, with the clean-energy company, as the purchaser of the system, making progress payments to the Company after achievement of certain milestones. The Company’s providers’ expertise in the energy sector and their software platform will enable the Company to jointly provide potential grid services and expand access to more communities. This arrangement includes multiple performance obligations, including installed systems, grid services and software license revenues. Revenue from installed systems will be recognized over time following the output method, as systems are installed after control has transferred to the customer. Grid services revenue will be recognized over time as the services are performed. Software license revenue is not significant to the arrangement. There were no revenues generated on this arrangement during the three and six months ended June 30, 2023 or in any prior periods.
The Company is currently in the project qualification approval and installation stages of implementation for several residential customers in Santa Barbara, California, and expects to begin recognizing revenue on this arrangement in the three months ending September 30, 2023.
Revenues are recorded net of estimated allowances and discounts based upon historical experience and current trends at the time revenue is recognized. The Company has elected to exclude sales tax from the transaction price.
The Company has elected to adopt the practical expedient which allows goods and services which are immaterial in the context of the contract to become part of other performance obligations in an arrangement.
Contract costs
As a practical expedient, the Company expenses as incurred costs to obtain contracts as the amortization period would have been one year or less. These costs include our internal sales force and are recorded within sales and marketing expense in the Company’s condensed consolidated statements of operations.
Net Income (Loss) Per Share
The Company accounts for net income (loss) per share in accordance with ASC 260-10, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the condensed consolidated statement of operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS.
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered its pre-2023 preferred stock, as defined in Note 9, to be a participating security as the holders share equally in dividends with any other class or series of capital stock of the Company, in addition to being entitled to receive cumulative dividends payable only if/when declared by the Board of Directors at a dividend rate payable in preference and priority to the holders of common stock.
Under the two-class method, basic net income (loss) per share attributable to common stockholders was calculated by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the pre-2023 preferred stock as the holders of such preferred stock do not have a contractual obligation to share in losses, which is consistent with the if-converted method of calculation. Diluted net income (loss) per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, pre-2023 convertible preferred stock, stock options, convertible debt, SAFE notes, cumulative mandatorily redeemable Series B preferred stock and warrants to purchase pre-2023 convertible preferred stock and common stock were considered potentially dilutive securities, but have been excluded from the calculation of diluted net loss per share attributable to common stockholders for periods reported prior to June 30, 2023, as their effect was anti-dilutive in those prior periods. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses attributable to common stockholders for the three and six months ended June 30, 2022.
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the three and six months ended June 30:

2022
Stock options	127,414,568
Common stock warrants	238,920,875
Pre-2023 Convertible preferred stock	2,576,042,979
Total	2,942,378,422
The Company reported net income attributable to common stockholders for the three and six months ended June 30, 2023. The following reconciles the weighted average number of shares of common stock outstanding—basic to the weighted average number of shares of common stock outstanding—diluted, as used in the calculation of net income per share attributable to common stockholders—basic and diluted in the Company’s condensed consolidated statements of operations:

	Three months ended June 30, 2023	Six months ended June 30, 2023
Weighted average number of shares of common shares outstanding—basic	292,800,860	257,334,845
Stock options	106,085,533	109,746,272
Cumulative mandatorily redeemable Series B preferred stock	144,541,189	144,541,189
Common stock warrants	37,281,342	61,120,073
Pre-2023 Convertible preferred stock	2,576,042,979	2,576,042,979
Weighted average number of shares of common stock outstanding—diluted	3,156,751,903	3,148,785,358
Construction in Process
The Company accounts for assets under development for future revenue generation as part of construction in process. These systems take up to three months to construct in a steady state, from start to finish, up to the receipt of a “permission-to-operate” (“PTO”) a system that is required in order to start billing a customer for services to be provided. These assets will be placed in service to begin depreciation once a completed PTO is received.
Recent Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (the “FASB”) issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. ASU 2020-06 also amends the diluted earnings per share calculation for convertible instruments by requiring the use of the if-converted method. The new standard is effective for non-public entities in fiscal years beginning after December 15, 2023, and interim periods within those years. The Company does not expect the adoption of this new accounting pronouncement to have a material impact on the condensed consolidated financial statements.
The Company expects it would qualify as an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.
Summary of Significant Accounting Policies
Basis of Reporting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Electriq Power, Inc., its wholly-owned subsidiaries and its 80% owned subsidiary for which it has controlling interest (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.
The Company’s revenues, expenses, assets and liabilities are primarily denominated in U.S. dollars, and as a result, the Company has adopted the U.S. dollar as its functional and reporting currency. The functional currency of the Company’s foreign subsidiaries is their local reporting currency. Those assets and liabilities are translated at exchange rates in effect at the balance sheet date and income and expenses are translated at average exchange rates. The effects of translation adjustments were not material.
Going Concern
The accompanying consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.
Through December 31, 2022, the Company has incurred recurring losses from operations and negative operating cash flows, and as of December 31, 2022 has recorded an accumulated deficit and a working capital deficit of $104,993,411 and $59,761,147, respectively. In December 2022, the Company received a notice from its major customer of its intent to terminate their contract. See Note 3 for additional details. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The continuation of the Company as a going concern is dependent upon improving its profitability through the introduction of new products and service offerings, including the successful execution of its sustainable communities network and microgrid offerings from customer agreements entered into in 2022, as well as the continuing financial support from its shareholders or other debt or capital sources. The Company is currently evaluating strategies to obtain the required funding for future operations. These strategies include, but are not limited to, obtaining equity financing, issuing debt or entering into financing arrangements. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stockholders, in the case of equity financing.
These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities and reported expenses that may result if the Company is not able to continue as a going concern.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions include the useful lives of property and equipment; allowances for doubtful accounts; inventory; stock-based compensation; warrants; derivatives; preferred stock; SAFE notes; convertible notes; income taxes; and reserves for warranties.
Comprehensive Loss
The Company applies ASC Topic 220 (“Reporting Comprehensive Income”) which requires that all items that are recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The items of other comprehensive income that are typically required to be displayed are foreign currency items, minimum pension liability adjustments, and unrealized gains and losses on certain investments in debt and equity securities. For the years ended December 31, 2022 and 2021, the Company had no unrealized gains or losses.
Segment Information
Accounting Standards Codification Topic (“ASC”) 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. During the years ended December 31, 2022 and 2021, the Company sold its integrated energy storage systems through its partners and operated as one segment. Therefore, the consolidated information disclosed herein also represents all the financial information related to the Company’s operating segment.
Trade Accounts Receivable
Accounts receivable are recorded at original invoice amount less an allowance for uncollectible accounts that management believes will be adequate to absorb estimated losses on existing balances. Management estimates the allowance based on collectability of accounts receivable, historical bad debts loss rate experience and expectations of forward looking estimates. Accounts receivable balances are written off against the allowance upon management’s determination such accounts are uncollectible. Recoveries of accounts receivable previously written off are recorded when received. Management believes credit risks on accounts receivable will not be material to the financial position of the Company or its results of operations. The allowance for doubtful accounts was $30,429 and $206,124 as of December 31, 2022 and 2021, respectively. The Company recorded a net credit in the provision for expected credit losses and write-offs charged against the allowance of $15,806 and $159,889, respectively, in the year ended December 31, 2022. Customary terms generally require payment within 30 days and, for certain customers, deposits may be required in advance of shipment.
Inventory
Inventory is stated at lower of weighted average cost or net realizable value. On an on-going basis, inventory is evaluated for obsolescence and slow-moving items. If the Company’s review indicates a reduction in utility below carrying value, inventory is reduced to a new cost basis. Cost includes components used in the assembly process, inbound costs, labor and overhead. Inventory consists entirely of finished goods. The Company’s reserve for inventory obsolescence and slow-moving items increased from zero as of December 31, 2021 to $976,881 as of December 31, 2022 primarily due to a one-time reserve for enclosures that we have procured for a major customer, which rebrands and sells our product as white-label with its own branded enclosures, who provided notice of its intent to terminate its contract.
Revenue Recognition
Revenues are recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customers, in an amount the Company expects in exchange for those goods or services. The Company has contracts with customers which cover the products and services to be delivered, and specify the prices for products and services.
In certain instances, the Company has recognized revenue under bill-and-hold arrangements with a customer. During the year ended December 31, 2022, the Company recognized $1,151,760 of revenue under bill-and-hold arrangements with a customer. The customer requested that the Company keep the products in its custody due to lack of sufficient storage capacity at the customer’s facility. The material was assembled in customer specific enclosures and palletized in the Company’s warehouse. The Company did not have the ability to use the product or direct its use to another customer, as it was clearly demarcated as belonging to the customer, and was ready for immediate release to the shipper, resulting in the recognition of revenue upon delivery to the Company’s warehouse dock. The timing of transfer of title and risk of loss was explicitly stated within the contract terms.
As of December 31, 2022, the Company did not have any outstanding bill-and-hold obligations such as storage, handling or other custodial duties.
The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. The main performance obligations are the provisions of the following: 1) delivery of the Company’s products; 2) installation of Company’s products; and 3) ad-hoc engineering services.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer.
Product net revenue includes sales of energy storage systems and sales of installed energy storage solutions to homeowners.
The Company sells energy storage systems to installers and distributors, for which revenues are recognized at a point in time when control is transferred to the installer or distributor in accordance with the shipping terms, which, in most cases, is upon shipment at the Company’s warehouse shipping dock.
The Company sells installed energy storage solutions to homeowners through licensed installer subcontractors. The licensed installers were determined to be acting as agents on our behalf in these arrangements. Installations typically take up to three months to complete; however, there have been instances where the installation process has extended beyond three months. Revenues from the sale and installation of energy storage solutions are recorded as one performance obligation, as the solutions provided to the homeowners are not distinct in the context of the contract and are recorded following the input method over the life of the project. For each performance obligation satisfied over time, revenue is recognized by measuring the progress toward complete satisfaction of that performance obligation and is applied following a single method of measuring progress that must be applied consistently for similar performance obligations. Total revenue recognized from sales of our installed energy storage solutions was $464,392 and $248,764 in the years ended December 31, 2022 and 2021, respectively, and is included in Product net revenue. See Note 3 below.
Ad-hoc engineering services are recognized at a point in time as the specified service is delivered to the customer.
Revenues are recorded net of estimated allowances and discounts based upon historical experience and current trends at the time revenue is recognized. The Company has elected to exclude sales tax from the transaction price.
The Company has elected to adopt the practical expedient which allows goods and services which are immaterial in the context of the contract to become part of other performance obligations in an arrangement.
Research and Development
The Company accounts for research and development costs in accordance with the ASC 730-10, Research and Development. Under ASC 730-10, all research and development costs must be charged to expense as incurred.
Shipping and Handling Fees
Shipping and handling fees billed to customers, as well as the costs associated with shipping goods to customers, are recorded within selling, general and administrative expenses. During the years ended December 31, 2022 and 2021, the Company incurred $31,307 and $81,012, respectively, which is recorded in general and administrative in the Consolidated Statements of Operations.
Advertising
The Company charges the cost of advertising to expense as incurred. During the years ended December 31, 2022 and 2021, the Company incurred $1,015,128 and $388,902, respectively, which is recorded in sales and marketing in the Consolidated Statements of Operations.
Concentration of Credit Risks and Other Risks and Uncertainties
Financial instruments potentially subjecting the Company to concentrations of credit risk consist principally of cash and accounts receivable. Cash is mainly deposited on demand at one financial institution in the U.S. At times, such deposits may be in excess of insured limits. The Company has not experienced any losses on its deposits of cash.
The Company’s accounts receivables are derived from revenue earned from customers located throughout the world. When necessary, the Company performs credit evaluations of its customers’ financial condition and sometimes requires partial payment in advance of shipping. As of December 31, 2022 and 2021, the Company had three customers accounting for 30%, 27% and 20% of accounts receivable, and 61%, 12% and 11% of accounts receivable, respectively. For the years ended December 31, 2022 and 2021, the Company had one customer accounting for 87% of its revenue, and two customers accounting for 56% and 13% of its revenue, respectively.
On December 12, 2022, a customer which accounted for 87% of our revenue for the year ended December 31, 2022 provided notice of its intent to terminate the contract claiming the Company breached its agreement with them. The Company sent a letter disputing this assertion and reserving its rights with respect to the customer’s breaches of the agreement. Subsequent to year end, the Company is actively engaging in discussions with the customer to settle the matter. However, there can be no assurances that such a resolution can be reached.
Income Taxes
The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes. ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse.
Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent the Company believes they will not be realized.
The Company accounts for uncertain tax positions in accordance with ASC 740. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.
The Company classifies interest and penalties related to income taxes, if any, as a component of income tax expense in its Consolidated Statements of Operations.
Fair Value Measurement
The Company applies ASC 820, Fair Value Measurement, which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.
ASC 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.
ASC 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:
•Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
•Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing an asset or liability.
The carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities approximate their fair value based on the short-term maturity of these instruments. Derivative instruments, SAFE notes and warrant liabilities are carried at fair value based on unobservable market inputs (Level 3) with changes in fair value recorded in fair value adjustments in the Consolidated Statements of Operations. Preferred stock and convertible notes were originally valued utilizing the residual methodology after considering the fair value of liability-classified warrants or bifurcated derivatives issued concurrently.
ASC 825-10, Financial Instruments, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for such instrument should be reported in operations at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.
Warrants
The Company separately evaluates the terms for each of the outstanding warrants in accordance with ASC 480, Distinguishing Liabilities from Equity, to determine the appropriate classification and accounting treatment. The preferred stock warrants are for contingently redeemable preferred stock, and as such, the preferred stock warrants are classified as a liability in warrants liability in the Consolidated Balance Sheets. The common stock warrants are legally detachable, can be transferred, and can be exercised into a variable number of shares, and as such are classified as a liability in warrants liability in the Consolidated Balance Sheets. The warrants liability is subject to a fair value remeasurement each period with an offsetting adjustment reflected in fair value adjustments in the Consolidated Statement of Operations.
Embedded Derivatives
The Company accounts for embedded derivatives at fair value in accordance with ASC 815-15, Derivatives and Hedging; Embedded Derivatives. Embedded derivatives that are required to be bifurcated from the underlying host instrument are accounted for and valued as a separate financial instrument.
Product Warranties
The Company provides a warranty on all its products, which is the shorter of ten years or when the usage exceeds 7.52 megawatt hours (MWh), except one customer during 2020 and prior where the warranty excludes batteries and limits the inverter warranty to five years. Estimated future warranty costs are accrued and charged to cost of goods sold in the period the related revenue is recognized. These estimates are derived from historical data and trends of product reliability and estimated costs of repairing and replacing defective products.
Stock-based Compensation
Stock-based awards issued to employees, executives and consultants are valued as of the grant date. Corresponding compensation expense is recognized over the applicable vesting period. For awards with a service condition for vesting, the related expense is recognized on a straight-line basis over the entire award’s actual or implied vesting period.
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards as of the date of grant. This requires management assumptions that involve inherent uncertainties and the application of judgment, including (a) the fair value of the Company’s common stock on the date of the option grant, (b) the expected term of the stock option until its exercise by the recipient, (c) expected stock price volatility over the expected term, (d) the prevailing risk-free interest rate over the expected term, and (e) expected dividend payments over the expected term.
Management estimates the expected term of awarded stock options utilizing the “simplified method” as the Company does not yet have sufficient exercise history. Further, the Company remained privately-held and therefore lacked company-specific historical and implied volatility information of its stock. Accordingly, management estimates this expected volatility using its designated peer-group of publicly-traded companies for a look-back period, as of the date of grant, which corresponds with the expected term of the awarded stock option. The Company estimates the risk-free interest rate based upon the U.S. Department of the Treasury yield curve in effect at award grant for time periods that correspond with the expected term of the awarded stock option. The Company accounts for forfeitures as they occur. The Company’s expected dividend yield is zero because it has never paid cash dividends and does not expect to for the foreseeable future.
Given the absence of a public trading market, the Company’s Board of Directors, with input from management, considered numerous objective and subjective factors to determine the fair value of its common stock. The factors included: (1) third-party valuations of the Company’s common stock; (2) the Company’s stage of development; (3) the status of research and development efforts; (4) the rights, preferences and privileges of the Company’s preferred stock relative to common stock; (5) the Company’s operating results and financial condition, including the Company’s levels of available capital resources; (6) equity market conditions affecting comparable public companies; (7) general U.S. market conditions; and (8) the lack of current marketability of the Company’s common stock.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation, and are depreciated using the following method over the estimated useful lives:

Category	Depreciation Method	Estimated useful lives of the assets
Computer	Straight-line	5 years
Office equipment	Straight-line	5-7 years
Machinery	Straight-line	5 years
Leasehold improvements	Straight-line	1-5 years
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.
Long-Lived Assets
The Company follows a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Impairment is measured as the excess of the carrying value over the estimated fair value of such assets.
Debt
Debt is carried at the outstanding principal balance, less unamortized discount or premium.
The Company accounts for convertible instruments in accordance ASC Topic 470, Accounting for Convertible Securities with Beneficial Conversion Features. Accordingly, the Company records, when necessary, discounts to convertible notes for the fair value of conversion options identified as embedded derivatives in accordance with ASC 815-15, Derivatives and Hedging; Embedded Derivatives. Debt discounts under these arrangements are amortized over the term of the related debt.
Mezzanine Equity
The Company issued redeemable, convertible preferred stock which it has determined are financial instruments with both equity and debt characteristics and are classified as mezzanine equity in the Consolidated Balance Sheet. The preferred stock was initially recognized at fair value. As of each reporting date, the Company reassesses whether the preferred stock is currently redeemable or probable to become redeemable in the future. If the preferred stock meets either criteria, the Company will remeasure the preferred stock at its redemption value.
All financial instruments that are classified as mezzanine equity are evaluated for embedded derivative features by evaluating each feature against the nature of the host instrument (e.g., more equity-like or debt-like). Features identified as embedded derivatives that are material are recognized separately as a derivative asset or liability in the consolidated financial statements. The Company evaluated the conversion and redemption features under ASC 815-15 to determine if bifurcation was necessary.
Net Loss Per Share
The Company accounts for net loss per share in accordance with ASC 260-10, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the Consolidated Statement of Operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS.
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered the preferred stock to be a participating security as the holders share equally in dividends with any other class or series of capital stock of the Company, in addition to being entitled to receive cumulative dividends payable only if/when declared by the Board of Directors at a dividend rate payable in preference and priority to the holders of common stock.
Under the two-class method, basic net loss per share attributable to common stockholders was calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the preferred stock as the holders of preferred stock do not have a contractual obligation to share in losses, which is consistent with the if-converted method of calculation. Diluted net loss per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, stock options, convertible debt and warrants to purchase convertible preferred stock and common stock were considered potentially dilutive securities, but had been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses attributable to common stockholders for the years ended December 31, 2022 and 2021.
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the years ended December 31:

	2022	2021
Stock options	175,383,887	136,293,365
Convertible debt	40,813,709	—
Preferred stock warrants	—	80,302,455
Common stock warrants	278,076,506	251,435,050
Convertible preferred stock	2,180,734,856	2,099,942,360
Total	2,675,008,958	2,567,973,230
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, “Leases,” and related accounting standard updates. The core principle of the new lease accounting standard is that a lessee should recognize the assets and liabilities that arise from leases, including operating leases, in the statement of financial position. On January 1, 2022, the Company adopted ASC 842, Leases, on a modified retrospective basis and did not restate comparative prior periods. As of the date of adoption, the Company had only short-term leases which were not impacted by ASC 842, therefore, the Company did not elect any of the practical expedients. During the year ended December 31, 2022, the Company commenced three new leases, and its Right of use (“ROU”) assets and associated Lease liability and Long-term lease liability balances were $3,241,705, $347,131 and $2,058,734, respectively. See Note 7 for further details.
The Company adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments, on January 1, 2022. ASU 2016-13 replaced the incurred loss approach with an expected loss model for instruments measured at amortized cost. The new accounting pronouncement did not have a material impact on the Consolidated Financial Statements due to the short duration of customers’ trade receivables. The Company does not have any available-for-sale debt securities.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. ASU 2020-06 also amends the diluted earnings per share calculation for convertible instruments by requiring the use of the if-converted method. The new standard is effective for non-public entities in fiscal years beginning after December 15, 2023, and interim periods within those years. The Company does not expect the adoption of this new accounting pronouncement to have a material impact on the Consolidated Financial Statements.
The Company expects it would qualify as an emerging growth company “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.